Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Reserve of cash flow hedges [member]	Retained earnings/ (accumulated deficit reserve)	Total equity	Non-controlling interests
Equity attributable to owners of parent		€ 2,095.4	€ 22.6	€ 370.1	€ 94.8	€ 13.2	€ 11.8	€ 2,557.9
Equity	€ 2,556.7								€ 1.2
Equity attributable to owners, beginning balance at Dec. 31, 2019		2,095.4	22.6	370.1	94.8	13.2	11.8	2,557.9
Equity at Dec. 31, 2019	2,556.7								1.2
Equity owners of the parent	110.1						110.1	110.1
Profit	110.0								0.1
Other comprehensive income for the period	(0.1)				(8.9)	14.6	(5.8)	(0.1)
Total comprehensive income for the period	110.0				8.9	14.6	104.3	110.0
Comprehensive income	109.9								0.1
Founder Preferred Shares Annual Dividend Amount		124.6		(124.6)
Issue of ordinary shares	0.3	8.2	(7.9)					0.3
Share based payment charge	4.4		4.4					4.4
Reduction of issued capital	(83.4)	(83.4)						(83.4)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.0	0.7	(0.7)					0.0
Reclassification of awards for settlement of tax liabilities	(13.8)		(13.8)					(13.8)
Total transactions with owners, recognized directly in equity	(93.5)	50.1	(18.0)	(124.6)	0.0	0.0	(2.3)	(94.8)	1.3
Equity attributable to owners, ending balance at Jun. 30, 2020		2,145.5	4.6	245.5	85.9	1.4	90.2	2,573.1
Equity at Jun. 30, 2020	2,573.1								0.0
Non controlling interest through acquisition of subsidiary	(1.0)						(2.3)	(2.3)	1.3
Equity owners of the parent	110.1						110.1	110.1
Profit	110.0								0.1
Other comprehensive income for the period	(0.1)				(8.9)	14.6	(5.8)	(0.1)
Equity owners of the parent	110.0				8.9	14.6	104.3	110.0
Comprehensive income	109.9								0.1
Founder Preferred Shares Annual Dividend Amount		124.6		(124.6)
Share based payment charge	4.4		4.4					4.4
Issue of ordinary shares	0.3	8.2	(7.9)					0.3
Repurchase of ordinary shares	83.4	83.4						83.4
Reclassification of awards for settlement of tax liabilities	(13.8)		(13.8)					(13.8)
Total transactions with owners, recognized directly in equity	(93.5)	50.1	(18.0)	(124.6)	0.0	0.0	(2.3)	(94.8)	1.3
Equity attributable to owners of parent		2,145.5	4.6	245.5	85.9	1.4	90.2	2,573.1
Equity	2,573.1								€ 0.0
Equity attributable to owners of the parent (restated)					86.3	26.1
Equity attributable to owners of parent	2,126.1	1,620.5	8.3	245.5	84.7	24.5	191.6	2,126.1
Equity attributable to owners of the parent (restated)					86.3	26.1
Equity attributable to owners, beginning balance at Dec. 31, 2020	2,126.1	1,620.5	8.3	245.5	84.7	24.5	191.6	2,126.1
Equity owners of the parent	100.5						100.5	100.5
Profit	100.5
Other comprehensive income for the period	36.0				6.3	10.5	19.2	36.0
Total comprehensive income for the period	136.5	0.0	0.0	0.0	6.3	10.5	119.7	136.5
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory						7.8		(7.8)
Comprehensive income	136.5
Founder Preferred Shares Annual Dividend Amount		79.5		(79.5)				0.0
Issue of ordinary shares		0.1	(0.1)					0.0
Share based payment charge			1.2					1.2
Reduction of issued capital		(10.5)						(10.5)
Reclassification of awards for settlement of tax liabilities		0.0	(5.4)				(11.1)	(16.5)
Total transactions with owners, recognized directly in equity		69.1	(4.3)	(79.5)	0.0	0.0	(11.1)	(25.8)
Equity attributable to owners, ending balance at Jun. 30, 2021	2,244.6	1,689.6	4.0	166.0	92.6	7.8	300.2	2,244.6
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial assets had not been reclassified as measured at amortised cost, initial application of IFRS 9					(1.6)	(1.6)
Equity owners of the parent	100.5						100.5	100.5
Profit	100.5
Other comprehensive income for the period	36.0				6.3	10.5	19.2	36.0
Equity owners of the parent	136.5	0.0	0.0	0.0	6.3	10.5	119.7	136.5
Comprehensive income	136.5
Founder Preferred Shares Annual Dividend Amount		79.5		(79.5)				0.0
Share based payment charge			1.2					1.2
Issue of ordinary shares		0.1	(0.1)					0.0
Repurchase of ordinary shares		10.5						10.5
Reclassification of awards for settlement of tax liabilities		0.0	(5.4)				(11.1)	(16.5)
Total transactions with owners, recognized directly in equity		69.1	(4.3)	(79.5)	0.0	0.0	(11.1)	(25.8)
Equity attributable to owners of parent	€ 2,244.6	€ 1,689.6	€ 4.0	€ 166.0	€ 92.6	€ 7.8	€ 300.2	€ 2,244.6